Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
U.S. statutory corporate tax rate		35.00%	35.00%	35.00%
Tax cuts and jobs act of 2017 incomplete accounting provisional income tax expense		$ 2,600,000
Net operating losses carry forward expiration date		Dec. 31, 2023
Unrecognized tax benefits that would impact effective tax rate		$ 2,400,000	$ 2,600,000	$ 2,200,000
Gross amount of interest and penalties		0	300,000	$ 100,000
Accrued for potential payment of interest and penalties		900,000	$ 900,000
Minimum [Member]
Income Taxes [Line Items]
Gross unrecognized tax benefit change in next 12 months		0
Maximum [Member]
Income Taxes [Line Items]
Gross unrecognized tax benefit change in next 12 months		1,200,000
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Tax credit carryforwards		$ 9,800,000
Tax credit carryforwards, expiration year		2021
State tax credits carry forward expiration date		Dec. 31, 2021
Net operating loss carryforwards		$ 700,000
Net operating loss carryforwards, expiration year		2038
Federal [Member]
Income Taxes [Line Items]
Net operating loss carryforwards		$ 4,800,000
Net operating loss carryforwards, expiration year		2034
Scenario, Forecast [Member]
Income Taxes [Line Items]
U.S. statutory corporate tax rate	21.00%